Supplemental Condensed Combining Information (Tables)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Mar. 31, 2014	Jun. 30, 2015
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the six months ended June 30, 2015
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$935,736	$-	$8,734,044	$(1,511,117)	$8,158,663
Cost of revenue	-	-	600,347	-	6,584,622	(1,507,623)	5,677,346
Gross profit	-	-	335,389	-	2,149,422	(3,494)	2,481,317
Operating expenses (income):
Selling, general and administrative(1)	-	90,095	97,153	156,023	1,013,425	7,837	1,364,533
Research and development	-	-	34,288	-	31,133	-	65,421
Operating (loss) income	-	(90,095)	203,948	(156,023)	1,104,864	(11,331)	1,051,363
Other (income) expense:
Interest, net	(3,484)	102,144	(2,863)	114,512	(6,243)	-	204,066
Other, net	-	(648,226)	137,652	(350,006)	-	860,580	-
Income (loss) before income taxes	3,484	455,987	69,159	79,471	1,111,107	(871,911)	847,297
Income tax expense (benefit)	1,264	5,671	61,589	(106,726)	417,576	(106,141)	273,233
Net Income (loss)	2,220	450,316	7,570	186,197	693,531	(765,770)	574,064
Net Income attributable to noncontrolling interests	-	-	-	-	123,748	-	123,748
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2,220	$450,316	$7,570	$186,197	$569,783	$(765,770)	$450,316

(1) Selling, general and administrative is presented net of income from equity method investees.

Balance sheet information segregated by issuers and guarantors
	At June 30, 2015
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$59	$7,107	$5,997	$-	$575,783	$(6,787)	$582,159
Trade accounts receivable, less allowance for doubtful accounts	-	-	162,002	-	3,102,507	1,019	3,265,528
Accounts receivable from related parties	1,266,656	871,545	820,137	2,506,008	3,512,834	(8,845,315)	131,865
Inventories	-	-	219,948	-	1,145,547	(157,528)	1,207,967
Prepaid expenses and other current assets	-	60,647	57,023	117	1,138,118	35,147	1,291,052
Deferred taxes	-	-	-	-	264,026	(40,378)	223,648
Total current assets	1,266,715	939,299	1,265,107	2,506,125	9,738,815	(9,013,842)	6,702,219

Property, plant and equipment, net	-	548	252,771	-	3,173,987	(110,094)	3,317,212
Intangible assets	-	1,305	61,245	-	800,630	(92)	863,088
Goodwill	-	-	50,975	-	13,026,360	-	13,077,335
Deferred taxes	-	85,132	35,404	-	124,644	(109,642)	135,538
Other assets and notes receivables(1)	-	13,690,437	44,745	13,593,414	6,810,684	(32,824,451)	1,314,829
Total assets	$1,266,715	$14,716,721	$1,710,247	$16,099,539	$33,675,120	$(42,058,121)	$25,410,221

Current liabilities:
Accounts payable	$-	$1,829	$30,350	$-	$504,430	$-	$536,609
Accounts payable to related parties	-	1,430,722	599,106	1,666,103	5,540,271	(9,057,389)	178,813
Accrued expenses and other current liabilities	29,771	82,893	149,678	14,824	2,070,079	(21,027)	2,326,218
Short-term borrowings	-	-	-	-	123,209	(7,084)	116,125
Short-term borrowings from related parties	-	-	-	-	58,071	-	58,071
Current portion of long-term debt and capital lease obligations	-	40,823	-	200,000	56,793	-	297,616
Income tax payable	-	5,204	-	-	50,197	9,824	65,225
Deferred taxes	-	1,319	9,954	-	66,220	(41,091)	36,402
Total current liabilities	29,771	1,562,790	789,088	1,880,927	8,469,270	(9,116,767)	3,615,079

Long term debt and capital lease obligations, less current portion	1,160,069	771,477	-	2,250,895	7,524,451	(2,909,107)	8,797,785
Long term borrowings from related parties	-	2,671,437	-	2,717,615	59,930	(5,448,982)	-
Other liabilities	-	112,851	1,145	424,700	(112,668)	35,133	461,161
Pension liabilities	-	15,547	308,803	-	291,670	6,230	622,250
Income tax payable	681	10,170	-	-	28,902	116,515	156,268
Deferred taxes	-	-	-	-	744,609	(29,773)	714,836
Total liabilities	1,190,521	5,144,272	1,099,036	7,274,137	17,006,164	(17,346,751)	14,367,379

Noncontrolling interests subject to put provisions	-	-	0	-	860,471	-	860,471
Redeemable Preferred Stock	-	-	-	235,141	(235,141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	76,194	9,572,449	611,211	8,590,261	15,433,704	(24,711,370)	9,572,449
Noncontrolling interests not subject to put provisions	-	-	-	-	609,922	-	609,922
Total equity	76,194	9,572,449	611,211	8,590,261	16,043,626	(24,711,370)	10,182,371
Total liabilities and equity	$1,266,715	$14,716,721	$1,710,247	$16,099,539	$33,675,120	$(42,058,121)	$25,410,221

(1) Other assets and notes receivables are presented net of investment in equity method investees.

	At December 31, 2014
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$117	$5,722	$-	$628,015	$-	$633,855
Trade accounts receivable, less allowance for doubtful accounts	-	-	165,090	-	3,037,010	1,555	3,203,655
Accounts receivable from related parties	1,266,916	5,558,131	840,302	2,570,654	3,544,817	(13,587,595)	193,225
Inventories	-	-	231,127	-	1,038,591	(154,164)	1,115,554
Prepaid expenses and other current assets	-	76,846	43,387	183	1,182,301	30,350	1,333,067
Deferred taxes	-	-	-	-	290,064	(44,710)	245,354
Total current assets	1,266,917	5,635,094	1,285,628	2,570,837	9,720,798	(13,754,564)	6,724,710

Property, plant and equipment, net	-	566	260,662	-	3,147,750	(118,798)	3,290,180
Intangible assets	-	945	64,679	-	799,958	3,829	869,411
Goodwill	-	-	55,312	-	13,026,868	-	13,082,180
Deferred taxes	-	81,555	38,291	-	129,927	(108,721)	141,052
Other assets and notes receivables (1)	-	9,154,819	45,297	13,267,706	6,662,384	(27,790,638)	1,339,568
Total assets	$1,266,917	$14,872,979	$1,749,869	$15,838,543	$33,487,685	$(41,768,892)	$25,447,101

Current liabilities:
Accounts payable	$-	$1,844	$34,798	$-	$536,542	$-	$573,184
Accounts payable to related parties	-	1,452,812	587,677	1,662,032	10,232,251	(13,794,041)	140,731
Accrued expenses and other current liabilities	29,771	61,367	141,392	9,240	1,982,051	(26,576)	2,197,245
Short-term borrowings	-	1	-	-	132,692	-	132,693
Short-term borrowings from related parties	-	-	-	-	5,357	-	5,357
Current portion of long-term debt and capital lease obligations	-	55,391	-	200,000	58,216	-	313,607
Income tax payable	-	13,663	-	-	66,024	-	79,687
Deferred taxes	-	1,573	7,992	-	47,555	(22,333)	34,787
Total current liabilities	29,771	1,586,651	771,859	1,871,272	13,060,688	(13,842,950)	3,477,291

Long term debt and capital lease obligations, less current portion	1,162,534	855,029	-	2,335,992	7,783,062	(3,056,340)	9,080,277
Long term borrowings from related parties	-	2,891,256	-	2,833,854	72,505	(5,797,615)	-
Other liabilities	-	70,823	1,615	170,149	147,015	22,374	411,976
Pension liabilities	-	14,872	324,156	-	296,531	6,759	642,318
Income tax payable	637	11,035	-	-	48,370	117,559	177,601
Deferred taxes	-	-	-	-	831,050	(26,441)	804,609
Total liabilities	1,192,942	5,429,666	1,097,630	7,211,267	22,239,221	(22,576,654)	14,594,072

Noncontrolling interests subject to put provisions	-	-	0	-	824,658	-	824,658
Redeemable Preferred Stock	-	-	-	235,141	(235,141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	73,975	9,443,313	652,239	8,392,135	10,073,889	(19,192,238)	9,443,313
Noncontrolling interests not subject to put provisions	-	-	-	-	585,058	-	585,058
Total equity	73,975	9,443,313	652,239	8,392,135	10,658,947	(19,192,238)	10,028,371
Total liabilities and equity	$1,266,917	$14,872,979	$1,749,869	$15,838,543	$33,487,685	$(41,768,892)	$25,447,101

(1) Other assets and notes receivables are presented net of investment in equity method investees.

Statement of cash flows information segregated by issuers and guarantors
	For the six months ended June 30, 2015
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$2,220	$450,316	$7,570	$186,197	$693,531	$(765,770)	$574,064
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(400,343)	-	(350,006)	-	750,349	-
Depreciation and amortization	-	235	24,362	-	348,849	(16,633)	356,813
Change in deferred taxes, net	-	(14,055)	1,407	-	(54,569)	(5,343)	(72,560)
(Gain) loss on sale of fixed assets and investments	-	(14)	(61)	-	1,361	-	1,286
Compensation expense related to stock options	-	(1,421)	-	-	2,014	-	593
Investments in equity method investees, net	-	5,567	-	-	(9,100)	-	(3,533)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(9,829)	-	(159,047)	413	(168,463)
Inventories	-	-	(6,924)	-	(129,513)	7,696	(128,741)
Prepaid expenses and other current and non-current assets	-	31,102	(18,119)	157,584	(102,733)	331	68,165
Accounts receivable from / payable to related parties	(412)	422,320	(303,107)	85,185	(146,551)	17,258	74,693
Accounts payable, accrued expenses and other current and non-current liabilities	-	27,531	29,013	5,179	99,165	1,091	161,979
Income tax payable	44	(7,367)	-	(106,726)	64,312	17,891	(31,846)
Net cash provided by (used in) operating activities	1,852	513,871	(275,688)	(22,587)	607,719	7,283	832,450

Investing Activities:
Purchases of property, plant and equipment	-	(142)	(34,799)	-	(396,502)	13,692	(417,751)
Proceeds from sale of property, plant and equipment	-	19	223	-	6,072	-	6,314
Disbursement of loans to related parties	-	(322,430)	-	141,454	-	180,976	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(6,166)	(352)	-	(94,115)	42	(100,591)
Proceeds from divestitures	-	20,678	-	-	34,432	(20,678)	34,432
Net cash provided by (used in) investing activities	-	(308,041)	(34,928)	141,454	(450,113)	174,032	(477,596)

Financing Activities:
Short-term borrowings, net	-	53,000	311,337	-	(320,062)	(7,084)	37,191
Long-term debt and capital lease obligations, net	(1,794)	(13,390)	-	(118,867)	180,593	(180,976)	(134,434)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	14,250	-	14,250
Proceeds from exercise of stock options	-	41,978	-	-	11,784	-	53,762
Dividends paid	-	(263,244)	-	-	-	-	(263,244)
Capital increase (decrease)	-	-	-	-	42	(42)	-
Distributions to noncontrolling interest	-	-	-	-	(123,754)	-	(123,754)
Contributions from noncontrolling interest	-	-	-	-	22,453	-	22,453
Net cash provided by (used in) financing activities	(1,794)	(181,656)	311,337	(118,867)	(214,694)	(188,102)	(393,776)

Effect of exchange rate changes on cash and cash equivalents	-	(17,184)	(446)	-	4,856	-	(12,774)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	58	6,990	275	-	(52,232)	(6,787)	(51,696)
Cash and cash equivalents at beginning of period	1	117	5,722	-	628,015	-	633,855
Cash and cash equivalents at end of period	$59	$7,107	$5,997	$-	$575,783	$(6,787)	$582,159

	For the six months ended June 30, 2014
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$2,188	$439,104	$3,145	$334,029	$495,553	$(746,093)	$527,926
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(315,283)	-	(374,253)	-	689,536	-
Depreciation and amortization	-	340	26,497	-	327,154	(17,865)	336,126
Change in deferred taxes, net	-	(10,662)	411	-	19,178	(8,235)	692
(Gain) loss on sale of fixed assets and investments	-	-	(107)	-	1,651	-	1,544
(Write Up) write-off loans from related parties	-	54,541	-	-	-	(54,541)	-
Compensation expense related to stock options	-	(1,403)	-	-	-	-	(1,403)
Investments in equity method investees, net	-	43,411	-	-	(14,674)	-	28,737
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(3,245)	-	(90,574)	290	(93,529)
Inventories	-	-	(29,910)	-	(181,345)	31,157	(180,098)
Prepaid expenses and other current and non-current assets	-	34,643	(14,866)	(21,933)	(59,782)	(4,804)	(66,742)
Accounts receivable from / payable to related parties	(406)	(169,605)	218,846	28,110	(75,880)	13,122	14,187
Accounts payable, accrued expenses and other current and non-current liabilities	-	17,335	41,603	(57)	(65,393)	(1,139)	(7,651)
Income tax payable	(1,707)	4,497	-	(26,207)	16,137	9,098	1,818
Net cash provided by (used in) operating activities	75	96,918	242,374	(60,311)	372,025	(89,474)	561,607

Investing Activities:
Purchases of property, plant and equipment	-	(37)	(43,687)	-	(394,161)	18,626	(419,259)
Proceeds from sale of property, plant and equipment	-	-	188	-	4,103	-	4,291
Disbursement of loans to related parties	-	(194,357)	-	101,745	-	92,612	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(197,807)	(11,372)	-	(434,570)	209,052	(434,697)
Proceeds from divestitures	-	-	-	-	3,310	-	3,310
Net cash provided by (used in) investing activities	-	(392,201)	(54,871)	101,745	(821,318)	320,290	(846,355)

Financing Activities:
Short-term borrowings, net	-	226,862	(183,906)	-	145,323	-	188,279
Long-term debt and capital lease obligations, net	(75)	351,059	-	(41,434)	119,027	(92,612)	335,965
Increase (decrease) of accounts receivable securitization program	-	-	-	-	72,000	-	72,000
Proceeds from exercise of stock options	-	37,604	-	-	3,149	-	40,753
Dividends paid	-	(317,903)	-	-	-	-	(317,903)
Capital increase (decrease)	-	-	-	-	142,957	(142,957)	-
Distributions to noncontrolling interest	-	-	-	-	(97,047)	-	(97,047)
Contributions from noncontrolling interest	-	-	-	-	25,323	-	25,323
Net cash provided by (used in) financing activities	(75)	297,622	(183,906)	(41,434)	410,732	(235,569)	247,370

Effect of exchange rate changes on cash and cash equivalents	-	259	(54)	-	(1,066)	-	(861)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	-	2,598	3,543	-	(39,627)	(4,753)	(38,239)
Cash and cash equivalents at beginning of period	-	13	4,490	-	672,206	6,068	682,777
Cash and cash equivalents at end of period	$-	$2,611	$8,033	$-	$632,579	$1,315	$644,538

Other comprehensive income statement segregated by issuers and guarantors
	For the six months ended June 30, 2015
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,220	$450,316	$7,570	$186,197	$693,531	$(765,770)	$574,064
Gain (loss) related to cash flow hedges	-	24,545	-	-	3,393	-	27,938
Actuarial gain (loss) on defined benefit pension plans	-	198	3,578	13,200	359	-	17,335
Gain (loss) related to foreign currency translation	-	(108,932)	(48,175)	-	4,752	43,720	(108,635)
Income tax (expense) benefit related to components of other comprehensive income	-	(7,121)	(1,060)	(5,208)	(1,277)	-	(14,666)
Other comprehensive income (loss), net of tax	-	(91,310)	(45,657)	7,992	7,227	43,720	(78,028)
Total comprehensive income	$2,220	$359,006	$(38,087)	$194,189	$700,758	$(722,050)	$496,036
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	120,661	120,661
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,220	$359,006	$(38,087)	$194,189	$700,758	$(842,711)	$375,375

	For the six months ended June 30, 2014
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,188	$439,104	$3,145	$334,029	$495,553	$(746,093)	$527,926
Gain (loss) related to cash flow hedges	-	16,076	-	-	(2,046)	-	14,030
Actuarial gain (loss) on defined benefit pension plans	-	99	1,894	6,524	192	-	8,709
Gain (loss) related to foreign currency translation	-	36,765	(7,260)	-	(38,509)	(282)	(9,286)
Income tax (expense) benefit related to components of other comprehensive income	-	(4,646)	(553)	(2,574)	612	-	(7,161)
Other comprehensive income (loss), net of tax	-	48,294	(5,919)	3,950	(39,751)	(282)	6,292
Total comprehensive income	$2,188	$487,398	$(2,774)	$337,979	$455,802	$(746,375)	$534,218
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	89,071	89,071
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,188	$487,398	$(2,774)	$337,979	$455,802	$(835,446)	$445,147